DEBT	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
DEBT
DEBT

Total debt was comprised of the following:

	June 30, 2018	December 31, 2017
2023 Notes	$525,000	$525,000
Revolving Credit Facility (a)	84,000	29,700
Total debt outstanding	609,000	554,700
Unamortized debt issuance costs	(8,520)	(9,281)
Unamortized 2023 Notes premium	3,101	3,374
Net carrying value of debt	$603,581	$548,793
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(a) PBFX had $4,010 outstanding letters of credit and $271,990 available under its five-year $360,000 revolving credit facility (the “Revolving Credit Facility”) as of June 30, 2018. During the six months ended June 30, 2018, PBFX paid down $9,700 and subsequently borrowed $64,000 to fund the Knoxville Terminals Purchase and other capital expenditures and working capital requirements. On July 30, 2018, PBFX entered into an amended and restated revolving credit facility (the “A&R Revolving Credit Facility”), that among other things, extended the maturity date from May 2019 to July 2023; as a result, the Revolving Credit Facility is classified as long-term on PBFX’s balance sheet. Refer to Note 12 “Subsequent Events” of the Notes to Condensed Consolidated Financial Statements for further discussion regarding the A&R Revolving Credit Facility.

Fair Value Measurement

A fair value hierarchy (Level 1, Level 2, or Level 3) is used to categorize fair value amounts based on the quality of inputs used to measure fair value. Accordingly, fair values derived from Level 1 inputs utilize quoted prices in active markets for identical assets or liabilities. Fair values derived from Level 2 inputs are based on quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are either directly or indirectly observable for the asset or liability. Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

The estimated fair value of the Revolving Credit Facility approximates its carrying value, categorized as a Level 2 measurement, as this borrowing bears interest based upon short-term floating market interest rates. The estimated fair value of the Partnership’s 6.875% Senior Notes due 2023 (the “2023 Notes”), categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the 2023 Notes and was approximately $532,956 and $544,118 at June 30, 2018 and December 31, 2017, respectively. The carrying value and fair value of PBFX’s debt, exclusive of unamortized debt issuance costs and unamortized premium on the 2023 Notes, was approximately $609,000 and $616,956 as of June 30, 2018 and $554,700 and $573,818 as of December 31, 2017, respectively.